Filed with the Securities and Exchange Commission on March 7, 2007

Securities Act of 1933 Registration File No. 33-_______

Investment Company Act of 1940 File No. 811-______

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No.__	☐

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. __	☐
(check appropriate box or boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (302) 791-1851

Joel L. Weiss

PFPC Worldwide, Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion

Preliminary Prospectus dated March 7, 2007

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MBIA ASSET MANAGEMENT FUNDS

OF FUNDVANTAGE TRUST

MBIA HIGH YIELD FUND

MBIA MULTI-SECTOR INFLATION PROTECTION FUND

MBIA CORE PLUS FIXED INCOME FUND

MBIA MUNICIPAL INFLATION PROTECTION FUND

Retail Class

PROSPECTUS DATED [____], 2007

This prospectus gives vital information about the MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, the MBIA Core Plus Fixed Income Fund and the MBIA Municipal Inflation Protection Fund (each a “Fund,” and together, the “Funds”), including information on investment policies, risks and fees. Each Fund is a separate series of FundVantage Trust (the “Trust”). For your own benefit and protection, please read the prospectus before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

A look at the goals, strategies, risks	Fund Descriptions	1
and expenses of each Fund.	MBIA High Yield Fund	1
	MBIA Multi-Sector Inflation Protection Fund	3
	MBIACore Plus Fixed Income Fund	6
	MBIA Municipal Inflation Protection Fund	8

	Additional Information on Investment Strategies and Risks	10
	Principal Investment Strategies	10
	Principal Risk Information	14

Details about the service providers.	Management of the Funds	18
	Investment Adviser	18
	Portfolio Managers	18
	Service Providers	20

Policies and instructions for	Shareholder Information	21
opening, maintaining and closing	Pricing of Shares	21
an account in the Funds.	Purchase of Shares	21
	Redemption of Shares	22
	Exchange of Shares	24
	Distributions	25
	Taxes	25

Details on the Funds’ distribution	Distribution Arrangements	26
arrangements and share classes.	12B-1 Fees	26
	Share Classes	26

	Financial Highlights	26
	For More Information	Back Cover

FUND DESCRIPTIONS

MBIA HIGH YIELD FUND

INVESTMENT OBJECTIVE

The MBIA High Yield Fund (the “High Yield Fund”) seeks high total return and current income. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. “High yield” or “below-investment grade” securities are securities rated lower than “Baa” by Moody’s or “BBB” by S&P or, if unrated, determined by the investment adviser to be of comparable quality. The portfolio is expected to have an average duration of between 2 and 6 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

Below-investment grade fixed income securities involve greater risk of default or price changes than investment grade, fixed income securities due to the lower credit quality of the issuer. The value of lower-quality fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Retail Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
High Yield Fund
Management fees	0.50%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	1.21%
Fee waivers/expense reimbursements [2]	0.26%
Net expenses [2]	0.95%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), to 0.70% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Retail Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Retail Class	1 Year	3 Years
High Yield Fund	$97	$358

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

MBIA MULTI-SECTOR INFLATION PROTECTION FUND

INVESTMENT OBJECTIVE

The MBIA Multi-Sector Inflation Protection Fund (the “Inflation Protection Fund”) seeks long-term preservation of capital and protection of capital against declines in real purchasing power. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Inflation Protection Fund normally invests at least 80% of its assets in the following: (i) inflation-protected fixed income securities and other fixed income securities (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. To gain exposure to the real-estate and commodities markets the Fund may invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real-estate-linked instruments, commodity-linked instruments, swap agreements, options, futures, and options on futures. The Fund’s average portfolio duration will vary based on the investment adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years.

The investment adviser will allocate the Fund’s assets among each identified inflation-sensitive sector. The investment adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate, to bring the Fund back within the investment adviser’s targeted asset sector allocations. The investment adviser has discretion to change the sector allocations without prior approval from shareholders.

The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The securities in which the Fund invests are subject to commodity risk, credit risk, currency risk, deflation risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, issuer non-diversification risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, real estate industry risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or assets underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

•

The Fund’s investments in commodity-linked derivative instruments and other commodity/natural resource related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

The value of real estate-linked derivative instruments and other real-estate related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Inflation Protection Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short term volatility.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Retail Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Inflation Protection Fund
Management fees	0.50%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	1.21%
Fee waivers/expense reimbursements [2]	0.11%
Net expenses [2]	1.10%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), to 0.85% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Retail Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Retail Class	1 Year	3 Years
Inflation Protection Fund	$112	$373

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

MBIA CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE

The MBIA Core Plus Fixed Income Fund (the “Core Plus Fund”) seeks high total return consistent with preservation of capital. The Core Plus Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Core Plus Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Core Plus Fund invests at least 80% of its assets in a diversified portfolio of fixed income securities. The Fund will primarily invest in investment-grade, fixed income securities (rated “Baa” by Moody’s or “BBB” by S&P or higher, or determined by the investment adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in high yield, fixed income securities rated “B” by Moody’s or “B” by S&P or higher, or if unrated, determined by the investment adviser to be of comparable quality. The investment adviser uses both top-down economic and market forecasting (such as interest rate trends and yield curve shifts) with elements of bottom-up sector allocation and security selection to construct a portfolio of fixed income securities with varying maturities but with an average duration of between 3 and 8 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Core Plus Fund may be suitable for investors who want both preservation of capital and a long-term total rate of return that seeks to equal or exceed the U.S. broad bond market.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Retail Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Core Plus Fund
Management fees	0.40%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	1.11%
Fee waivers/expense reimbursements [2]	0.21%
Net expenses [2]	0.90%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), to 0.65% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Retail Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Retail Class	1 Year	3 Years
Core Plus Fund	$92	$332

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

FUND DESCRIPTIONS

MBIA MUNICIPAL INFLATION PROTECTION FUND

INVESTMENT OBJECTIVE

The MBIA Municipal Inflation Protection Fund (the “Municipal Fund”) seeks high after-tax inflation protected return. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Municipal Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. In order to provide “real return,” the Fund may also invest in inflation-linked derivative securities including structured notes, swap agreements, options, futures, and options on futures. In addition, the Fund may also invest in inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”) and, if available, municipal inflation-linked securities. “Real return” means total return less the estimated cost of inflation.

The Fund intends to pursue certain tax-efficient strategies such as: offsetting realized gains with realized losses, minimizing the sales of securities with large unrealized gains, holding securities long enough to avoid qualifying for short term capital gains, and minimizing distributions that are taxed as ordinary income and not qualified dividend income.

The Fund will primarily invest in investment-grade municipal securities (rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in municipal obligations the interest on which may be an item of tax preference for purposes of the alternative minimum tax (AMT). The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below “B3” by Moody’s or “B-” by S&P. The portfolio is expected to have an average duration of between 2 and 6 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield, and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, deflation risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, municipal securities risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or assets underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Municipal Inflation Protection Fund may be suitable for investors who seek tax sensitive income and an attractive inflation-protected after-tax return.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Retail Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Municipal Inflation Protection Fund
Management fees	0.40%
Distribution (Rule 12b-1) fees	0.25%
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	1.11%
Fee waivers/expense reimbursements [2]	0.21%
Net expenses [2]	0.90%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses,” excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), to 0.65% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Retail Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Retail Class	1 Year	3 Years
Municipal Fund	$92	$332

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

ADDITIONAL INFORMATION ON
INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

MBIA High Yield Fund

The High Yield Fund normally will invest at least 80% of its assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

“High yield” or “below-investment grade” securities are generally defined as securities rated lower than “Baa” by Moody’s or “BBB” by S&P or determined by the investment adviser to be of comparable quality. The investment adviser purchases securities based on their yield or potential capital appreciation, or both.

In constructing the portfolio, the investment adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection, attempting to find relative value opportunities. The investment adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the investment advisor’s internal research.

The credit investment process will be implemented within a framework which is consistent with the investment adviser’s assessment of the economy and fixed income market. As part of its investment process, the investment adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value, and market volatility are a direct outcome of this investment process. The portfolio is expected to have an average duration of between 2 and 6 years.

It is anticipated that the Fund will primarily invest its assets in high yield fixed income securities determined by the investment adviser to be attractive under then-current market conditions. The Fund will not invest in securities rated lower than “Caa” by Moody’s or “CCC” by S&P or determined by the investment adviser to be of comparable quality. The Fund may also invest in eqity securities, convertible securities and preferred stock which provide current income or potential for capital appreciation.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers (including emerging market debt). The Fund normally will limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to no more than 10% of its total assets.

MBIA Multi-Sector Inflation Protection Fund

The Inflation Protection Fund invests at least 80% of its assets in the following: (i) inflation-protected securities including Treasury Inflation-Protected Securities (“TIPS”) and other fixed income securities; (ii) real estate-related securities; or (iii) commodity/natural resource-related securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In seeking its investment objective, the investment adviser allocates the Fund’s assets among three inflation-sensitive sectors: inflation-protected fixed income securities; commodity and natural resources related securities; and REITs and other real estate related investments. The investment adviser will allocate the Fund’s assets among each identified inflation-sensitive sector. The investment adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate, to bring the Fund back within the investment adviser’s targeted asset sector allocations. The investment adviser may change the sector allocations without prior approval from shareholders. The following three sectors provide slightly different forms of protection against inflation:

•

TIPS and similar inflation protected securities may provide protection against realized inflation as their principal adjusts upward with realized inflation every six months; thus purchasing power is preserved as actual inflation accrues.

•

Commodities/natural resource-related securities may protect against unanticipated inflation. In theory, financial assets should price in expected inflation, whereas commodity exposure offers protection against unexpected inflation. Commodities also may provide protection against certain geopolitical events or major macroeconomic surprises.

•

Real estate-related securities may protect against an unexpected rise in rents or property value given the flexible and resetting nature of leases and land values.

Below are descriptions of the securities in which the Fund may invest:

Inflation-Protected Debt Securities. Inflation-protected securities are securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The Fund will invest in securities that have a direct relationship with inflation measures, including TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. A TIPS’ principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. The Fund may also invest in foreign currency-denominated inflation-protected securities and other fixed income securities not adjusted for inflation. Such other fixed income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length.

With respect to this portion of Fund’s portfolio, average portfolio duration will vary based on the investment adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed seven years. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

Real Estate-Related Securities. Under normal conditions, the Fund will obtain exposure to the real-estate sector by investing in real estate-linked derivative instruments (backed by short-term investment grade debt securities) including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest in real estate companies, such as equity REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

The Fund may seek exposure to the real estate and REIT markets through investments in leveraged or unleveraged index-linked notes. “Index-linked notes” are derivative debt instruments with principal and/or coupon payments linked to the value of the performance of certain real-estate related or REIT indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the related index. These notes expose the Fund to movements in prices in the real estate and REIT markets. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Commodity / Natural Resource- Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. Under normal conditions, the Fund will obtain exposure to the commodities markets without investing directly in physical commodities by primarily investing in commodity-linked derivative instruments backed by short-term investment-grade debt securities. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Other Policies. In addition, the Fund may invest up to 20% of its total assets in securities rated lower than “Baa” by Moody’s or “BBB” by S&P or determined by the investment adviser to be of comparable quality (“high yield” or “below-investment grade” securities), provided that the Fund may not invest in securities rated below “B” by Moody’s or “B” by S&P or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

MBIA Core Plus Fixed Income Fund

The Core Plus Fund normally will invest at least 80% of its assets in a diversified portfolio of fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser uses both top-down economic and market forecasting (such as interest rate trends and yield curve shifts) with elements of bottom-up sector allocation and security selection to construct a portfolio of fixed income securities with varying maturities but with an average duration of between 3 and 8 years. The investment adviser will adjust the Fund’s duration within this range in accordance with the investment adviser’s analysis of the economy and interest rate trends, such as monetary policy, fiscal policy, inflation, productivity, and various other economic indicators.

The investment adviser will consider the results of its relative value modeling and the investment adviser’s sector specialists’ assessment of the fundamental aspects of a sector to determine appropriate sector allocations. After determining the target sector allocations, the investment adviser then focuses on securities selection, analyzing credit risk based on, among other things, management depth and experience, competitive advantage, market position and overall financial strength.

The Fund will primarily invest in investment-grade debt securities. (rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality), but may invest up to 25% of its total assets in high yield securities rated “B” by Moody’s or “B” by S&P or higher or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 20% of its total assets in emerging market debt rated “B” by Moody’s or “B” by S&P or higher or, if unrated, determined by the investment adviser to be of comparable quality. The Fund normally will attempt to hedge its exposure to foreign currency to reduce the risk of loss resulting from exchange rate fluctuations. The Fund may also invest in equity securities, convertible securities and preferred stock which provide current income or potential for capital appreciation.

MBIA Municipal Inflation Protection Fund

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. In order to provide “real return,” the Fund may also invest in inflation-linked derivative securities including structured notes, swap agreements, options, futures, and options on futures. In addition, the Fund may invest in inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”) and, if available, municipal inflation-linked securities. “Real Return” means total return less the estimated cost of inflation. The policy stated above may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Municipal securities are obligations issued by or on the behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which may be exempt from regular Federal income tax. The Fund will primarily invest in investment-grade municipal securities (rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in municipal obligations the interest on which may be an item of tax preference for purposes of the alternative minimum tax (AMT). Although it is anticipated that the Fund will invest a majority of its assets in securities rated “Baa3” by Moody’s or "BBB-" by S&P or higher, the Fund may invest up to 20% in securities below these ratings. The Fund will not invest in securities with a rating below “B3” by Moody’s or “B-” by S&P.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. In constructing its portfolio, the investment adviser shall rely on a combination of proprietary, internally-generated credit research and top-down forecasts for the economy and fixed income markets. The municipal credit research will focus on detailed individual security selection and credit analysis, attempting to find relative value opportunities. External, third-party credit research and related credit tools will supplement the investment advisor’s internal research. The credit investment process will be implemented within a framework which is consistent with the investment advisor’s forecast for the economy and fixed income market. As part of its forecasting process, the investment adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity, and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value, and market volatility are a direct outcome of this forecasting process. The portfolio will have an average duration of between 2 and 6 years.

Other Investment Strategies and Policies

Consistent with its investment objective and policies, each Fund invests in “fixed income securities” which include (i) securities issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. government securities”); (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; (iii) mortgage-backed and other asset-backed securities; (iv) inflation-indexed bonds issued both by governments and corporations; (v) structured notes, including hybrid or “indexed” securities and event-linked bonds; (vi) loan participations and assignments; (vii) delayed funding loans and revolving credit facilities; (viii) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (ix) repurchase agreements and reverse repurchase agreements; (x) debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; (xi) obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and (xii) obligations of international agencies or supranational entities. Each Fund may also invest in derivative instruments based on such fixed income securities.

Each Fund may borrow to the extent permitted by the Investment Company Act of 1940. At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements, derivative instruments (including options contracts, futures contracts, options on futures contracts, swap agreements) and other leveraged instruments.

 Any percentage limitations with respect to the investment of a Fund’s assets or quality requirement of issues or issuers in which a Fund invests are applied at the time of purchase.

The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities. The investment adviser may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”), available on the Funds’ website at http://www.________.com.

Temporary Defensive Measures

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

Disclosure of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s SAI [; and (ii) on the Fund’s website at __________].

PRINCIPAL RISK INFORMATION

The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•

Commodity Risk: The Fund’s investments in commodity / natural resource- related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•

Currency Risk: Exchange rates for currencies fluctuate daily. Foreign securities normally are denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of the Funds’ shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could under-perform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•

Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods the Fund’s assets and defer recognition of certain of the Fund’s losses.

•

Foreign Security Risk: Investments in foreign securities are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war. These risks are greater in emerging markets.

•

High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology.

•

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates.

•

Issuer Non-Diversification Risk: The Inflation Protection Fund may focus investments in a small number of sectors, issuers, industries or foreign currencies given its investment strategy to invest in three inflation-sensitive sectors (TIPS, commodities, and real estate). The Inflation Protection Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•

Leverage Risk: The risk associated with securities, transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the investment adviser will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements, when it may not be advantageous to do so. In addition, leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

•

Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•

Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

•

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•

Municipal Securities Risk: The amount of public information available about the municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the investment adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Municipal Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or management of such assets may not be tax-exempt.

•

Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•

Real Estate Industry Risk: The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Fund invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Fund will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

•

Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

MBIA Capital Management Corp. (“MBIA-CMC”) is a registered investment adviser located at 113 King Street, Armonk, New York 10504. MBIA-CMC is a wholly-owned subsidiary of MBIA Asset Management LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a publicly traded company on the New York Stock Exchange. MBIA-CMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. MBIA and its affiliates, including MBIA Insurance Corp., are internationally recognized leaders in municipal credit enhancement and managing municipal assets. As of January 1, 2007, MBIA-CMC and its affiliates had approximately $64 billion in assets under management. For its services as investment adviser, MBIA-CMC is entitled to receive 0.50%, 0.50%, 0.40% and 0.40% of the average daily net assets of the High Yield Fund, Inflation Protection Fund, Core Plus Fund and Municipal Fund, respectively.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between MBIA-CMC and each of the Funds will be available in each Fund’s semi-annual report to shareholders.

PORTFOLIO MANAGERS

High Yield Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Robert T. Claiborne, CFA, Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield Fund. Mr. Claiborne joined the firm in 2000 and is head of corporate credit research for MBIA Asset Management LLC and a member of the firm’s Investment Strategy Committee responsible for collateralized bond obligations (CBOs) and high-yield products. Prior to joining MBIA-CMC, Mr. Claiborne managed various high-yield portfolios for Orion Capital Corp., a specialty property and casualty insurance company, and Northstar Investment Management Corp., where he managed $2 billion in high-yield mutual funds and $900 million in high-yield CBOs. He has 15 years of experience in the high-yield market and 10 years of experience in corporate banking. Mr. Claiborne is also a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s degree from the University of Virginia and a master’s degree from The American Graduate School of International Management. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute.

Gautam Khanna, CFA, CPA, Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield Fund. Mr. Khanna joined the firm in 2003 and is a director and fixed income analyst focusing on the automotive, technology, transportation, diversified conglomerates and consumer products sectors. Prior to joining MBIA-CMC, Mr. Khanna was a high-yield analyst with Times Square Capital Management where he focused on credit management for collateralized bond obligations (CBOs) as well as high-yield total return accounts. He has more than 10 years of combined experience in the high-

yield market and in other relevant industries. Mr. Khanna is a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s degree with honors from the Rochester Institute of Technology and a master’s degree with distinction from Cornell University. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute.

Inflation Protection Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Core Plus Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Jason Celente, CFA, Vice President, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the Core Plus Fund. Mr. Celente joined the firm in 1997 and is a vice president and portfolio manager for MBIA-CMC’s third-party client portfolios. Mr. Celente specializes in trading government sponsored agency and high quality corporate credit sectors of the fixed income markets. Prior to these roles, Mr. Celente was an investment accountant for MBIA-CMC’s asset-liability portfolios and short-term mutual funds. He has a bachelor’s degree from Colgate University and a master’s degree from New York University. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute, and his Series 7, 24 and 63 licenses from the NASD.

Municipal Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

SERVICE PROVIDERS

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services	Principal Distributor PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 Distributes shares and provides administrative services to beneficial shareholders of the Funds.

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406*

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

Asset Management	Investment Adviser MBIA Asset Management Corp. 113 King Street Armonk, NY 10504 Manages each Fund’s investment activities.

Custodian

PFPC Trust Company
8800 Tinicum Boulevard, Suite 200
Philadelphia, PA 19153

Holds each Fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s net asset value.

Fund Operations

Administrator and Fund Accounting Agent

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Provides facilities, equipment and personnel to carry out

administrative services related to the Funds and calculates the Funds’ net asset value, dividends and distributions.

Board of Trustees Supervises the Funds’ activities.

———————

*Do not use this address for purchases and redemptions. Please see “Purchase of Shares” and “Redemption of Shares” sections for further instructions.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available.

Prices for fixed income securities normally are supplied by an independent pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. Foreign security may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and class expenses and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on day on which the Exchange is open for business.

PURCHASE OF SHARES

Retail Class shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Retail Class shares of each Fund is $___________. The minimum initial investment requirement may be waived for persons who are clients of the investment adviser or its affiliates, trustees/directors, officers and employees of the investment adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below. Third party checks will not be accepted.

If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. The Service Organization may charge certain transactional or administration fees that would not apply had you purchased shares directly from the Funds. If you wish to purchase Fund shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to “FundVantage Trust” along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:

Overnight mail:

FundVantage Trust

FundVantage Trust

c/o PFPC Inc.

c/o PFPC Inc.

P.O. Box ____

101 Sabin Street

Providence, RI 02940

Pawtucket, RI 02860-1427

By Wire: You may purchase shares by wiring federal funds readily available to PNC Bank, N.A. Please call [(___) ___-____] for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number.

Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the transfer agent to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call the transfer agent at (___) ___-____.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of a Fund or its shareholders.

It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through a Service Organization, you should contact the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.

Because the Funds invest in high yield bonds, which may trade less frequently than investment grade bonds, frequent trading in a Fund’s shares to take advantage of the market pricing inefficiency of such high yield bonds, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such Funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid high yield bonds. Also, while the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

By Mail: You may redeem your shares by providing written instructions to the transfer agent. Written instructions to redeem an amount exceeding must be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public stamp is not acceptable.

Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions specifying the number of shares or dollar amount to be redeemed. The request should be signed by all registered owners of the shares in the exact names in which they are registered with a medallion signature guarantee (if required) to:

Regular mail:

Overnight mail:

FundVantage Trust

FundVantage Trust

c/o PFPC Inc.

c/o PFPC Inc.

P.O. Box ____

101 Sabin Street

Providence, RI 02940

Pawtucket, RI 02860-1427

By Telephone: If you prefer to redeem your shares by telephone, you may do so if you have previously elected this option on the application form. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed by the Trust or the transfer agent, you will bear the risk of any loss.

Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

Redemption requests not in good order may be delayed. “Good order” means that the redemption request is complete and includes all accurate required information.

Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $[___] or more. The receiving bank may charge a fee for this service. For amounts exceeding $[____] proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 15 business days).

Each Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the net asset value of the Fund.

Small Accounts: If the value of your investment in a Fund falls below $_______, you may be asked to increase your balance. If after 60 days the account value is still below $_______, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $_______ solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for clients of the investment adviser or its affiliates, trustees/directors, officers and employees of the investment adviser and its affiliates or the Trust, and their spouses, parents and children.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Retail Class Shares of the following funds:

MBIA High Yield Fund

MBIA Multi-Sector Inflation Protection Fund

MBIA Core Plus Fixed Income Fund

MBIA Municipal Inflation Protection Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $________ in a shareholder’s account.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Service Organization, contact the Service Organization. The Trust may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS

Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Retail Class shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares, except for a 12b-1 distribution fee as discussed below.

12B-1 FEES

The Retail Class shares of each Fund have adopted a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of Retail Class shares, and for services provided to shareholders of Retail Class shares. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distribution (12b-1) Plan provides for payments of up to 0.25% of the average daily net assets of each Fund’s Retail Class shares.

SHARE CLASSES

The Funds issue Institutional Class shares and Retail Class shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Class shares are offered to retirement plans and other institutional investors. Retail Class shares pay a Rule 12b-1 distribution fee. Any investor may purchase Retail Shares.

FINANCIAL HIGHLIGHTS

No financial highlights information is provided in this prospectus because the Funds commenced operations on ________, 2007, and do not yet have a full calendar year of performance.

MBIA ASSET MANAGEMENT FUNDS
of FundVantage Trust
[INSERT TELEPHONE NUMBER]
[INSERT WEB ADDRESS]

FOR MORE INFORMATION

For additional information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports
These reports will contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report will include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-reports will be accessible, free of charge, on the Funds’ website at http://www_______.com.

Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus.

Shareholder Inquiries
Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

FundVantage Trust

c/o PFPC Inc.

P.O. Box ____

Providence, RI 02940

(___) ___-____

9:00 a.m. to 5:00 p.m. Eastern time

Securities and Exchange Commission

Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is _______.

Subject to Completion

Preliminary Prospectus dated March 7, 2007

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MBIA ASSET MANAGEMENT FUNDS

OF FUNDVANTAGE TRUST

MBIA HIGH YIELD FUND

MBIA MULTI-SECTOR INFLATION PROTECTION FUND

MBIA CORE PLUS FIXED INCOME FUND

MBIA MUNICIPAL INFLATION PROTECTION FUND

Institutional Class

PROSPECTUS DATED [____], 2007

This prospectus gives vital information about the MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, the MBIA Core Plus Fixed Income Fund and the MBIA Municipal Inflation Protection Fund (each a “Fund,” and together, the “Funds”), including information on investment policies, risks and fees. Each Fund is a separate series of FundVantage Trust (the “Trust”). For your own benefit and protection, please read the prospectus before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

A look at the goals, strategies, risks	Fund Descriptions	1
and expenses of each Fund.	MBIA High Yield Fund	1
	MBIA Multi-Sector Inflation Protection Fund	3
	MBIACore Plus Fixed Income Fund	6
	MBIA Municipal Inflation Protection Fund	8

	Additional Information on Investment Strategies and Risks	10
	Principal Investment Strategies	10
	Principal Risk Information	14

Details about the service providers.	Management of the Funds	18
	Investment Adviser	18
	Portfolio Managers	18
	Service Providers	20

Policies and instructions for	Shareholder Information	21
opening, maintaining and closing	Pricing of Shares	21
an account in the Funds.	Purchase of Shares	21
	Redemption of Shares	22
	Exchange of Shares	24
	Distributions	25
	Taxes	25

Details on the Funds’ distribution	Distribution Arrangements	26
arrangements and share classes.	Share Classes	26

	Financial Highlights	26
	For More Information	Back Cover

FUND DESCRIPTIONS

MBIA HIGH YIELD FUND

INVESTMENT OBJECTIVE

The MBIA High Yield Fund (the “High Yield Fund”) seeks high total return and current income. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. “High yield” or “below-investment grade” securities are securities rated lower than “Baa” by Moody’s or “BBB” by S&P or, if unrated, determined by the investment adviser to be of comparable quality. The portfolio is expected to have an average duration of between 2 and 6 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

Below-investment grade fixed income securities involve greater risk of default or price changes than investment grade, fixed income securities due to the lower credit quality of the issuer. The value of lower-quality fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
High Yield Fund
Management fees	0.50%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	0.96%
Fee waivers/expense reimbursements [2]	0.26%
Net expenses [2]	0.70%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses” to 0.70% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years
High Yield Fund	$72	$280

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

MBIA MULTI-SECTOR INFLATION PROTECTION FUND

INVESTMENT OBJECTIVE

The MBIA Multi-Sector Inflation Protection Fund (the “Inflation Protection Fund”) seeks long-term preservation of capital and protection of capital against declines in real purchasing power. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Inflation Protection Fund normally invests at least 80% of its assets in the following: (i) inflation-protected fixed income securities and other fixed income securities (ii) real estate-related securities; and (iii) commodity/natural resource-related securities. To gain exposure to the real-estate and commodities markets the Fund may invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real-estate-linked instruments, commodity-linked instruments, swap agreements, options, futures, and options on futures. The Fund’s average portfolio duration will vary based on the investment adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years.

The investment adviser will allocate the Fund’s assets among each identified inflation-sensitive sector. The investment adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate, to bring the Fund back within the investment adviser’s targeted asset sector allocations. The investment adviser has discretion to change the sector allocations without prior approval from shareholders.

The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The securities in which the Fund invests are subject to commodity risk, credit risk, currency risk, deflation risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, issuer non-diversification risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, real estate industry risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or assets underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

•

The Fund’s investments in commodity-linked derivative instruments and other commodity/natural resource related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

The value of real estate-linked derivative instruments and other real-estate related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Inflation Protection Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short-term volatility.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Inflation Protection Fund
Management fees	0.50%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	0.96%
Fee waivers/expense reimbursements [2]	0.11%
Net expenses [2]	0.85%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses” to 0.85% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years
Inflation Protection Fund	$87	$295

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

MBIA CORE PLUS FIXED INCOME FUND

INVESTMENT OBJECTIVE

The MBIA Core Plus Fixed Income Fund (the “Core Plus Fund”) seeks high total return consistent with preservation of capital. The Core Plus Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Core Plus Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Core Plus Fund invests at least 80% of its assets in a diversified portfolio of fixed income securities. The Fund will primarily invest in investment-grade, fixed income securities (rated “Baa” by Moody’s or “BBB” by S&P or higher, or determined by the investment adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in high yield, fixed income securities rated “B” by Moody’s or “B” by S&P or higher, or if unrated, determined by the investment adviser to be of comparable quality. The investment adviser uses both top-down economic and market forecasting (such as interest rate trends and yield curve shifts) with elements of bottom-up sector allocation and security selection to construct a portfolio of fixed income securities with varying maturities but with an average duration of between 3 and 8 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Core Plus Fund may be suitable for investors who want both preservation of capital and a long-term total rate of return that seeks to equal or exceed the U.S. broad bond market.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Core Plus Fund
Management fees	0.40%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	0.86%
Fee waivers/expense reimbursements [2]	0.21%
Net expenses [2]	0.65%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses” to 0.65% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years
Core Plus Fund	$66	$253

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

FUND DESCRIPTIONS

MBIA MUNICIPAL INFLATION PROTECTION FUND

INVESTMENT OBJECTIVE

The MBIA Municipal Inflation Protection Fund (the “Municipal Fund”) seeks high after-tax inflation protected return. The Fund’s investment objective may be changed without shareholder approval. There is no guarantee that the Municipal Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. In order to provide “real return,” the Fund may also invest in inflation-linked derivative securities including structured notes, swap agreements, options, futures, and options on futures. In addition, the Fund may also invest in inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”) and, if available, municipal inflation-linked securities. “Real return” means total return less the estimated cost of inflation.

The Fund intends to pursue certain tax-efficient strategies such as: offsetting realized gains with realized losses, minimizing the sales of securities with large unrealized gains, holding securities long enough to avoid qualifying for short term capital gains, and minimizing distributions that are taxed as ordinary income and not qualified dividend income.

The Fund will primarily invest in investment-grade municipal securities (rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality). The Fund may invest up to 25% of its total assets in municipal obligations the interest on which may be an item of tax preference for purposes of the alternative minimum tax (AMT). The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below “B3” by Moody’s or “B-” by S&P. The portfolio is expected to have an average duration of between 2 and 6 years.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under “Principal Risk Information.” These risks could adversely affect the Fund’s net asset value, yield, and total return.

•

It is possible to lose money by investing in the Fund.

•

The fixed income securities in which the Fund invests are subject to credit risk, currency risk, deflation risk, derivatives risk, foreign security risk, high yield bond risk, interest rate risk, leverage risk, liquidity risk, management risk, market risk, municipal securities risk, opportunity risk, prepayment risk, U.S. government agencies securities risk and valuation risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. government.

•

The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or assets underlying those derivatives. These risks may cause a Fund to experience higher losses than a Fund that does not use derivatives.

•

The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing its investment strategy.

INVESTOR PROFILE

Investment in the Municipal Inflation Protection Fund may be suitable for investors who seek tax sensitive income and an attractive inflation-protected after-tax return.

PERFORMANCE INFORMATION

No performance information is provided in this prospectus because the Fund commenced operations on ________, 2007, and does not yet have a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Municipal Inflation Protection Fund
Management fees	0.40%
Distribution (Rule 12b-1) fees	None
Other expenses [1]	0.46%
Total annual Fund operating expenses [2]	0.86%
Fee waivers/expense reimbursements [2]	0.21%
Net expenses [2]	0.65%
1 “Other expenses” are based on estimated amounts for the current fiscal year.

2

The investment adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse other operating expenses in order to limit “Total annual Fund operating expenses” to 0.65% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2008, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the investment adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the investment adviser reduced its compensation and/or assumed expenses of the Fund.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

•

you reinvested all dividends and other distributions;

•

the return is 5% each year;

•

the Fund’s total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

•

you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years
Municipal Fund	$66	$253

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

ADDITIONAL INFORMATION ON
INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

MBIA High Yield Fund

The High Yield Fund normally will invest at least 80% of its assets in a diversified portfolio of high yield (below investment-grade) fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

“High yield” or “below-investment grade” securities are generally defined as securities rated lower than “Baa” by Moody’s or “BBB” by S&P or determined by the investment adviser to be of comparable quality. The investment adviser purchases securities based on their yield or potential capital appreciation, or both.

In constructing the portfolio, the investment adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection, attempting to find relative value opportunities. The investment adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the investment advisor’s internal research.

The credit investment process will be implemented within a framework which is consistent with the investment adviser’s assessment of the economy and fixed income market. As part of its investment process, the investment adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value and market volatility are a direct outcome of this investment process. The portfolio is expected to have an average duration of between 2 and 6 years.

It is anticipated that the Fund will primarily invest its assets in high yield, fixed income securities determined by the investment adviser to be attractive under then-current market conditions. The Fund will not invest in securities rated lower than “Caa” by Moody’s or “CCC” by S&P or determined by the investment adviser to be of comparable quality. The Fund may also invest in equity securities, convertible securities and preferred stock which provide current income or potential for capital appreciation.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers (including emerging market debt). The Fund normally will limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to no more than 10% of its total assets.

MBIA Multi-Sector Inflation Protection Fund

The Inflation Protection Fund invests at least 80% of its assets in the following: (i) inflation-protected securities including Treasury Inflation-Protected Securities (“TIPS”) and other fixed income securities; (ii) real estate-related securities; or (iii) commodity/natural resource-related securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

In seeking its investment objective, the investment adviser allocates the Fund’s assets among three inflation-sensitive sectors: inflation-protected fixed income securities; commodity and natural resources related securities; and REITs and other real estate related investments. The investment adviser will allocate the Fund’s assets among each identified inflation-sensitive sector. The investment adviser will monitor and review the Fund’s allocations among the inflation-sensitive sectors and may rebalance the Fund’s allocations, as it deems appropriate, to bring the Fund back within the investment adviser’s targeted asset sector allocations. The investment adviser may change the sector allocations without prior approval from shareholders. The following three sectors provide slightly different forms of protection against inflation:

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TIPS and similar inflation protected securities may provide protection against realized inflation as their principal adjusts upward with realized inflation every six months; thus purchasing power is preserved as actual inflation accrues.

•

Commodities/natural resource-related securities may protect against unanticipated inflation. In theory, financial assets should price in expected inflation, whereas commodity exposure offers protection against unexpected inflation. Commodities also may provide protection against certain geopolitical events or major macroeconomic surprises.

•

Real estate-related securities may protect against an unexpected rise in rents or property value given the flexible and resetting nature of leases and land values.

Below are descriptions of the securities in which the Fund may invest:

Inflation-Protected Debt Securities. Inflation-protected securities are securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The Fund will invest in securities that have a direct relationship with inflation measures, including TIPS, which are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. A TIPS’ principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government. The Fund may also invest in foreign currency-denominated inflation-protected securities and other fixed income securities not adjusted for inflation. Such other fixed income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The Fund may invest in securities with effective or final maturities of any length.

With respect to this portion of the Fund’s portfolio, average portfolio duration will vary based on the investment adviser’s assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed seven years. The Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality.

Real Estate-Related Securities. Under normal conditions, the Fund will obtain exposure to the real-estate sector by investing in real estate-linked derivative instruments (backed by short-term investment grade debt securities) including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest in real estate companies, such as equity REITs that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

The Fund may seek exposure to the real estate and REIT markets through investments in leveraged or unleveraged index-linked notes. “Index-linked notes” are derivative debt instruments with principal and/or coupon payments linked to the value of the performance of certain real-estate related or REIT indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the related index. These notes expose the Fund to movements in prices in the real estate and REIT markets. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Commodity / Natural Resource- Related Securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. Under normal conditions, the Fund will obtain exposure to the commodities markets without investing directly in physical commodities by primarily investing in commodity-linked derivative instruments backed by short-term investment-grade debt securities. Commodity-linked derivative instruments include commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements. The value of a commodity-linked derivative instrument is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and other financial instruments and securities including interests in baskets of equity securities, ETFs and other investment companies.

Other Policies. In addition, the Fund may invest up to 20% of its total assets in securities rated lower than “Baa” by Moody’s or “BBB” by S&P or determined by the investment adviser to be of comparable quality (“high yield” or “below-investment grade” securities), provided that the Fund may not invest in securities rated below “B” by Moody’s or “B” by S&P or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

MBIA Core Plus Fixed Income Fund

The Core Plus Fund normally will invest at least 80% of its assets in a diversified portfolio of fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser uses both top-down economic and market forecasting (such as interest rate trends and yield curve shifts) with elements of bottom-up sector allocation and security selection to construct a portfolio of fixed income securities with varying maturities but with an average duration of between 3 and 8 years. The investment adviser will adjust the Fund’s duration within this range in accordance with the investment adviser’s analysis of the economy and interest rate trends, such as monetary policy, fiscal policy, inflation, productivity, and various other economic indicators.

The investment adviser will consider the results of its relative value modeling and the investment adviser’s sector specialists’ assessment of the fundamental aspects of a sector to determine appropriate sector allocations. After determining the target sector allocations, the investment adviser then focuses on securities selection, analyzing credit risk based on, among other things, management depth and experience, competitive advantage, market position and overall financial strength.

The Fund will primarily invest in investment-grade debt securities rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality, but may invest up to 25% of its total assets in high yield securities rated “B” by Moody’s or “B” by S&P or higher or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 20% of its total assets in emerging market debt rated “B” by Moody’s or “B” by S&P or higher or, if unrated, determined by the investment adviser to be of comparable quality. The Fund normally will attempt to hedge its exposure to foreign currency to reduce the risk of loss resulting from exchange rate fluctuations. The Fund may also invest in equity securities, convertible securities and preferred stock which provide current income or potential for capital appreciation.

MBIA Municipal Inflation Protection Fund

The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax. In order to provide “real return,” the Fund may also invest in inflation-linked derivative securities including structured notes, swap agreements, options, futures, and options on futures. In addition, the Fund may invest in inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”) and, if available, municipal inflation-linked securities. “Real Return” means total return less the estimated cost of inflation. The policy stated above may be changed by the Board of Trustees without shareholder approval upon 60 days written notice to shareholders.

Municipal securities are obligations issued by or on the behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which may be exempt from regular Federal income tax. The Fund will primarily invest in investment-grade municipal securities rated “Baa” by Moody’s or “BBB” by S&P or higher or determined by the investment adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in municipal obligations the interest on which may be an item of tax preference for purposes of the alternative minimum tax (AMT). Although it is anticipated that the Fund will invest a majority of its assets in securities rated “Baa3” by Moody’s or "BBB-" by S&P or higher, the Fund may invest up to 20% in securities below these ratings. The Fund will not invest in securities with a rating below “B3” by Moody’s or “B-” by S&P.

The investment adviser purchases securities based on their yield or potential capital appreciation, or both. In constructing its portfolio, the investment adviser shall rely on a combination of proprietary, internally-generated credit research and top-down forecasts for the economy and fixed income markets. The municipal credit research will focus on detailed individual security selection and credit analysis, attempting to find relative value opportunities. External, third-party credit research and related credit tools will supplement the investment adviser’s internal research. The credit investment process will be implemented within a framework which is consistent with the investment adviser’s forecast for the economy and fixed income market. As part of its forecasting process, the investment adviser evaluates factors such as monetary policy, fiscal policy, inflation, productivity, and various other economic indicators. The portfolio manager’s perspective on factors such as interest rate trends, yield curve shifts, sector relative value, and market volatility are a direct outcome of this forecasting process. The portfolio will have an average duration of between 2 and 6 years.

Other Investment Strategies and Policies

Consistent with its investment objective and policies, each Fund invests in “fixed income securities” which include (i) securities issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. government securities”); (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; (iii) mortgage-backed and other asset-backed securities; (iv) inflation-indexed bonds issued both by governments and corporations; (v) structured notes, including hybrid or “indexed” securities and event-linked bonds; (vi) loan participations and assignments; (vii) delayed funding loans and revolving credit facilities; (viii) bank certificates of deposit, fixed time deposits and bankers’ acceptances; (ix) repurchase agreements and reverse repurchase agreements; (x) debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; (xi) obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and (xii) obligations of international agencies or supranational entities. Each Fund may also invest in derivative instruments based on such fixed income securities.

Each Fund may borrow to the extent permitted by the Investment Company Act of 1940. At times, a Fund may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements, derivative instruments (including options contracts, futures contracts, options on futures contracts, swap agreements) and other leveraged instruments.

 Any percentage limitations with respect to the investment of a Fund’s assets or quality requirement of issues or issuers in which a Fund invests are applied at the time of purchase.

The investment adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the investment adviser may sell securities in order to make cash available for new investment opportunities. The investment adviser may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”), available on the Funds’ website at http://www.________.com.

Temporary Defensive Measures

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

Disclosure of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s SAI [; and (ii) on the Fund’s website at __________].

PRINCIPAL RISK INFORMATION

The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:

•

Commodity Risk: The Fund’s investments in commodity / natural resource- related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

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Currency Risk: Exchange rates for currencies fluctuate daily. Foreign securities normally are denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of the Funds’ shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•

Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could under-perform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•

Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods the Fund’s assets and defer recognition of certain of the Fund’s losses.

•

Foreign Security Risk: Investments in foreign securities are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and issuers with smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war. These risks are greater in emerging markets.

•

High Yield Bond Risk: High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. However, high yield bonds (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the investment adviser’s credit analysis and market analysis. A real or perceived economic downturn or higher interest rates could cause a decline in junk bond prices by lessening the ability of bond issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology.

•

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates.

•

Issuer Non-Diversification Risk: The Inflation Protection Fund may focus investments in a small number of sectors, issuers, industries or foreign currencies given its investment strategy to invest in three inflation-sensitive sectors (TIPS, commodities, and real estate). The Inflation Protection Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•

Leverage Risk: The risk associated with securities, transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the investment adviser will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements, when it may not be advantageous to do so. In addition, leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

•

Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•

Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

•

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•

Municipal Securities Risk: The amount of public information available about the municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the investment adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Municipal Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or management of such assets may not be tax-exempt.

•

Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•

Real Estate Industry Risk: The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Fund invests.

In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Fund will bear a proportionate share of the expenses in addition to those expenses of the Fund.

•

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

•

Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

MANAGEMENT OF THE FUNDS

The Board of Trustees of the Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

MBIA Capital Management Corp. (“MBIA-CMC”) is a registered investment adviser located at 113 King Street, Armonk, New York 10504. MBIA-CMC is a wholly-owned subsidiary of MBIA Asset Management LLC, which in turn is a wholly owned subsidiary of MBIA Inc. (“MBIA”), a publicly traded company on the New York Stock Exchange. MBIA-CMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. MBIA and its affiliates, including MBIA Insurance Corp., are internationally recognized leaders in municipal credit enhancement and managing municipal assets. As of January 1, 2007, MBIA-CMC and its affiliates had approximately $64 billion in assets under management. For its services as investment adviser, MBIA-CMC is entitled to receive 0.50%, 0.50%, 0.40% and 0.40% of the average daily net assets of the High Yield Fund, Inflation Protection Fund, Core Plus Fund and Municipal Fund, respectively.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between MBIA-CMC and each of the Funds will be available in each Fund’s semi-annual report to shareholders.

PORTFOLIO MANAGERS

High Yield Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Robert T. Claiborne, CFA, Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield Fund. Mr. Claiborne joined the firm in 2000 and is head of corporate credit research for MBIA Asset Management LLC and a member of the firm’s Investment Strategy Committee responsible for collateralized bond obligations (CBOs) and high-yield products. Prior to joining MBIA-CMC, Mr. Claiborne managed various high-yield portfolios for Orion Capital Corp., a specialty property and casualty insurance company, and Northstar Investment Management Corp., where he managed $2 billion in high-yield mutual funds and $900 million in high-yield CBOs. He has 15 years of experience in the high-yield market and 10 years of experience in corporate banking. Mr. Claiborne is also a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s degree from the University of Virginia and a master’s degree from The American Graduate School of International Management. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute.

Gautam Khanna, CFA, CPA, Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield Fund. Mr. Khanna joined the firm in 2003 and is a director and fixed income analyst focusing on the automotive, technology, transportation, diversified conglomerates and consumer products sectors. Prior to joining MBIA-CMC, Mr. Khanna was a high-yield analyst with Times Square Capital Management where he focused on credit management for collateralized bond obligations (CBOs) as well as high-yield total return accounts. He has more than 10 years of combined experience in the high-

yield market and in other relevant industries. Mr. Khanna is a member of the CFA Institute and the New York Society of Security Analysts. He has a bachelor’s degree with honors from the Rochester Institute of Technology and a master’s degree with distinction from Cornell University. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute.

Inflation Protection Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Core Plus Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

Jason Celente, CFA, Vice President, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the Core Plus Fund. Mr. Celente joined the firm in 1997 and is a vice president and portfolio manager for MBIA-CMC’s third-party client portfolios. Mr. Celente specializes in trading government sponsored agency and high quality corporate credit sectors of the fixed income markets. Prior to these roles, Mr. Celente was an investment accountant for MBIA-CMC’s asset-liability portfolios and short-term mutual funds. He has a bachelor’s degree from Colgate University and a master’s degree from New York University. He holds the designation of Chartered Financial Analyst (CFA) through the CFA Institute, and his Series 7, 24 and 63 licenses from the NASD.

Municipal Fund

E. Gerard Berrigan, Managing Director, is a member of the investment management team at MBIA-CMC responsible for the day-to-day management of the High Yield and Core Plus Funds. Mr. Berrigan joined the firm in 1994 and is a managing director and head of portfolio management of MBIA Asset Management Group. A member of the firm’s Investment Strategy Committee, he manages MBIA-CMC’s asset/liability management products and is responsible for structured investments across all managed portfolios. He is also a member of MBIA-CMC’s Investment Review and Market Risk Committees. Mr. Berrigan has more than 15 years of experience in securities trading and portfolio management, including positions at the Federal National Mortgage Association and CS First Boston. He has a bachelor’s degree from Bucknell University and a master’s degree from Columbia Business School. He holds his Series 7 and 63 licenses from the NASD.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

SERVICE PROVIDERS

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services	Principal Distributor PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 Distributes shares and provides administrative services to beneficial shareholders of the Funds.

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406*

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

Asset Management	Investment Adviser MBIA Asset Management Corp. 113 King Street Armonk, NY 10504 Manages each Fund’s investment activities.

Custodian

PFPC Trust Company
8800 Tinicum Boulevard, Suite 200
Philadelphia, PA 19153

Holds each Fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund’s net asset value.

Fund Operations

Administrator and Fund Accounting Agent

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Provides facilities, equipment and personnel to carry out

administrative services related to the Funds and calculates the Funds’ net asset value, dividends and distributions.

Board of Trustees Supervises the Funds’ activities.

———————

*Do not use this address for purchases and redemptions. Please see “Purchase of Shares” and “Redemption of Shares” sections for further instructions.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its net asset value (“NAV”). The Funds value their assets based on current market values when such values are available.

Prices for fixed income securities normally are supplied by an independent pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds’ administrator and accounting agent, PFPC Inc. (“PFPC”), determines the daily NAV per share. Foreign security may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and class expenses and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on day on which the Exchange is open for business.

PURCHASE OF SHARES

Institutional Class shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Class shares of each Fund is $__________. The minimum initial investment requirement may be waived for persons who are clients of the investment adviser or its affiliates, trustees/directors, officers and employees of the investment adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below. Third party checks will not be accepted.

If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds’ distributor (“Service Organization”), you may also purchase shares through such Service Organization. The Service Organization may charge certain transactional or administration fees that would not apply had you purchased shares directly from the Funds. If you wish to purchase Fund shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

By Mail: You may purchase shares by sending a check drawn on a U.S. bank payable to “FundVantage Trust” along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

Regular mail:

Overnight mail:

FundVantage Trust

FundVantage Trust

c/o PFPC Inc.

c/o PFPC Inc.

P.O. Box ____

101 Sabin Street

Providence, RI 02940

Pawtucket, RI 02860-1427

By Wire: You may purchase shares by wiring federal funds readily available to PNC Bank, N.A. Please call [(___) ___-____] for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number.

Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the transfer agent to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call the transfer agent at (___) ___-____.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of a Fund or its shareholders.

It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through a Service Organization, you should contact the Service Organization for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.

Frequent Purchases and Redemptions: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund’s investment portfolio is generally referred to as “market timing.” Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.

Because the Funds invest in high yield bonds, which may trade less frequently than investment grade bonds, frequent trading in a Fund’s shares to take advantage of the market pricing inefficiency of such high yield bonds, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such Funds may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid high yield bonds. Also, while the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

By Mail: You may redeem your shares by providing written instructions to the transfer agent. Written instructions to redeem an amount exceeding must be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public stamp is not acceptable.

Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions specifying the number of shares or dollar amount to be redeemed. The request should be signed by all registered owners of the shares in the exact names in which they are registered with a medallion signature guarantee (if required) to:

Regular mail:

Overnight mail:

FundVantage Trust

FundVantage Trust

c/o PFPC Inc.

c/o PFPC Inc.

P.O. Box ____

101 Sabin Street

Providence, RI 02940

Pawtucket, RI 02860-1427

By Telephone: If you prefer to redeem your shares by telephone, you may do so if you have previously elected this option on the application form. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed by the Trust or the transfer agent, you will bear the risk of any loss.

Additional Information Regarding Redemptions: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

Redemption requests not in good order may be delayed. “Good order” means that the redemption request is complete and includes all accurate required information.

Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $[___] or more. The receiving bank may charge a fee for this service. For amounts exceeding $[____] proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 15 business days).

Each Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the net asset value of the Fund.

Small Accounts: If the value of your investment in a Fund falls below $________, you may be asked to increase your balance. If after 60 days the account value is still below $________, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $________ solely as a result of a reduction in your account’s market value. The minimum account balance requirement may be waived for clients of the investment adviser or its affiliates, trustees/directors, officers and employees of the investment adviser and its affiliates or the Trust, and their spouses, parents and children.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Class Shares of the following funds:

MBIA High Yield Fund
MBIA Multi-Sector Inflation Protection Fund
MBIA Core Plus Fixed Income Fund
MBIA Municipal Inflation Protection Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $_______ in a shareholder’s account.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Service Organization, contact the Service Organization. The Trust may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.

DISTRIBUTIONS

Distributions from the net investment income of each Fund are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Fund will be distributed annually. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as a Fund meets the requirements for being a “regulated investment company,” it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Funds’ distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends paid that year.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

State and Local Income Taxes: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds’ SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

PFPC Distributors, Inc. manages the Funds’ distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Institutional Class shares of the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHARE CLASSES

The Funds issue Institutional Class shares and Retail Class shares. Each class of shares bears a pro-rata portion of a Fund’s common expenses in addition to expenses directly attributable to that class. Institutional Class shares are offered to retirement plans and other institutional investors. Retail Class shares pay a Rule 12b-1 distribution fee. Any investor may purchase Retail Shares.

FINANCIAL HIGHLIGHTS

No financial highlights information is provided in this prospectus because the Funds commenced operations on ________, 2007, and do not yet have a full calendar year of performance.

MBIA ASSET MANAGEMENT FUNDS
of FundVantage Trust
[INSERT TELEPHONE NO.]
[INSERT WEB ADDRESS]

FOR MORE INFORMATION

For additional information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports
These reports will contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report will include a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-reports will be accessible, free of charge, on the Funds’ website at http://www_______.com.

Statement of Additional Information (SAI)
The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks, and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus.

Shareholder Inquiries
Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

FundVantage Trust

c/o PFPC Inc.
P.O. Box ____
Providence, RI 02940

(___) ___-____

9:00 a.m. to 5:00 p.m. Eastern time

Securities and Exchange Commission
Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

The investment company registration number is _______.

Subject to Completion

Preliminary Statement of Additional Information (“SAI”) dated March 7, 2007

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MBIA HIGH YIELD FUND

MBIA MULTI-SECTOR INFLATION PROTECTION FUND

MBIA CORE PLUS FIXED INCOME FUND

MBIA MUNICIPAL INFLATION PROTECTION FUND

STATEMENT OF ADDITIONAL INFORMATION

[INSERT DATE], 2007

This Statement of Additional Information (“SAI”) provides information about the MBIA High Yield Fund (the “High Yield Fund”), MBIA Multi-Sector Inflation Protection Fund (the “Inflation Protection Fund”), MBIA Core Plus Fixed Income Fund (the “Core Plus Fund”) and MBIA Municipal Inflation Protection Fund (the “Municipal Fund”) (each a “Fund” and together the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).

This SAI is not a prospectus. It should be read in conjunction with each Fund’s current prospectuses dated [INSERT DATE], 2007, as amended or supplemented from time to time (the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. A copy of the Prospectuses and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or calling the Trust at [INSERT TOLL FREE NUMBER] [or on the Funds’ website at http://[INSERT WEB ADDRESS, IF ANY]].

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GENERAL INFORMATION

1

INVESTMENT POLICIES

1

DISCLOSURE OF PORTFOLIO HOLDINGS

45

INVESTMENT LIMITATIONS

47

TRUSTEES AND OFFICERS

49

CODE OF ETHICS

51

PROXY VOTING

52

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

53

INVESTMENT ADVISORY SERVICES

53

ADMINISTRATION AND ACCOUNTING SERVICES

55

ADDITIONAL SERVICE PROVIDERS

55

PORTFOLIO MANAGERS

56

BROKERAGE ALLOCATION AND OTHER PRACTICES

58

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

59

CAPITAL STOCK AND OTHER SECURITIES

60

PURCHASE, REDEMPTION AND PRICING OF SHARES

61

DIVIDENDS

61

TAXATION OF THE FUNDS

62

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A-1

APPENDIX B – PROXY VOTING POLICIES OF MBIA B-1

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GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established each Fund as a separate series of the Trust. Each Fund is further divided into an Institutional Class and a Retail Class. Each Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

INVESTMENT POLICIES

The following supplements the information contained in the Prospectuses concerning the investment objective and policies of the Funds.

The High Yield Fund normally will invest at least 80% of its total assets in a diversified portfolio of high yield (below-investment-grade) fixed income securities. The Inflation Protection Fund normally invests at least 80% of its assets in the following: (i) inflation-protected fixed income securities; (ii) real estate-related securities; or (iii) commodity/natural resource-related securities. The Core Plus Fund normally will invest at least 80% of its assets in a diversified portfolio of fixed income securities. The Municipal Fund normally will invest at least 80% of its total assets in a diversified portfolio of municipal securities. These 80% policies may be changed without shareholder approval upon 60 days’ written notice to shareholders.

BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

Subject to the Funds’ limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 of a Fund’s total assets.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by Ginnie Mae, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the investment adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured… [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal… [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal… than in higher rated categories.” For a discussion of securities rated below-investment grade, see “Below-Investment Grade Securities” below.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

DERIVATIVE INSTRUMENTS. In pursuing their individual objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the investment adviser to forecast interest rates and other economic factors correctly. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the investment adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. the investment adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation of the Funds.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment polices, the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate or “LIBOR”, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or

“earmarking” of assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the investment adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the investment adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the investment adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

DOLLAR ROLLS. The Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the investment adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.

Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

In selecting put bonds for the Funds, the investment adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

FOREIGN CURRENCY TRANSACTIONS. The Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

(i)

When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)

If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)

If the investment adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

(iv)

The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s net asset value per share.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the investment adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.

Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.

HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).

INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable. These limitations currently provide, in part, that the Funds may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in a Securities and Exchange Commission (“SEC”) exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.

Although the investment adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources, or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies who business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.

LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the investment adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the investment adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

MONEY MARKET FUNDS. Each Fund may invest in money market mutual funds, within the limits prescribed by the 1940 Act. (See “Investment Company Securities and Exchange Traded Funds” above.)

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-

Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie

Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the investment adviser determines that the securities meet the Trust’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund may not purchase mortgage-related securities or any other assets which in the investment adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.

In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. The investment adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early pre-payment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Consistent with a Fund’s investment objectives and policies, the investment adviser also may invest in other types of asset-backed securities.

BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in the prospectuses, each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on a nationally recognized statistical ratings organization’s (an “NRSRO”) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s net asset value (“NAV”) and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.

The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the investment adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A - Description of Securities Ratings.”

In selecting below-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The investment adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s investment adviser will consider whether the Fund should continue to hold the security.

In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.

PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.

Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.

SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

WARRANTS TO PURCHASE SECURITIES. The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the investment adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Fund to liquidate investments in order to make the required distributions.

TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have policies and procedures in place regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.

The Funds provide portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by Federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.

The Funds may, but are not required to, post a Fund’s schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, a Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website.

The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.

A Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to a Fund’s or an investment adviser’s employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser or principal underwriter, or any affiliated person of the Funds, on the other, the Trust’s Chief Compliance Officer (“CCO”) must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of portfolio holdings. The Trust’s CCO must report all arrangements to disclose portfolio holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.

Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. The Fund may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund’s policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Fund or the investment adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

Each of the following third parties have been approved to receive portfolio holdings information: (i) the Fund administrator and accounting agent; (ii) the Fund independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: [_______________]. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holdings information without specific authorization. The Funds’ investment advisers and service providers will establish procedures to ensure that a Funds’ portfolio holdings information is only disclosed in accordance with these policies.

INVESTMENT LIMITATIONS

The Funds have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:

1.

Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

2.

Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

3.

Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

4.

Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

5.

Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities (“U.S. government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. government obligations and treated as U.S. government obligations;

6.

Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7.

Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

8.

Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

9.

Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10.

Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11.

Purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Funds’ investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an “interested person” of the Funds’ investment adviser or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee and officer since 2006.	Chief Financial Officer of PFPC Worldwide, Inc. from September 1997 to Present.	4	None
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005; Vice President of RSMC 2005 to 2006.	4	WT Mutual Fund (25 portfolios)
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University	4	None

As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Funds’ investment adviser or PFPC Distributors, Inc. (the “Distributor”), or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Officer	Other Directorships Held by Officer
SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance since August 15, 2004; Senior Legal Counsel, PFPC, Inc., from 2002 to 2004.	N/A	N/A
JOEL WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of PFPC Inc. since 1993.	N/A	N/A
JAMES SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President of PFPC and predecessor firms since 1995.	N/A	N/A
DAVID LEBISKY Date of Birth: 5/72	Secretary	Shall serve until death, resignation or removal. Officer since 2007.	Vice President in Regulatory Administration of PFPC Inc. since January 2002.	N/A	N/A

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Funds’ financial operations and performance, oversee the activities and legal compliance of the Funds’ investment adviser and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Funds’ proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of three individuals, one of whom is considered an Interested Trustee. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Mansur and Christian, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. There has as of yet been no meeting of the Audit Committee.

NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Mansur and Christian. The Nominating Committee is responsible for assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer (“CCO”) for the Trust. There has as of yet been no meeting of the Nominating Committee.

The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 5% of a Fund’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.

GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Jr., Mansur and Christian. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. There has as of yet been no meeting of the Governance Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of [_________________]. As of _______________, none of the Trustees or officers of the Trust owned in excess of 1% of any class of outstanding shares of the Fund.

COMPENSATION. The following schedule of fees shows the compensation payable to the Independent Trustees for their service to the Trust. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses.

Annual Retainer $10,000

Meeting Fees $ 1,000 per in-person meeting
$ 250 per telephonic meeting

Committee Meeting Fee $ 500 per in-person audit committee meeting
$ 250 per telephonic audit committee meeting

Chairman Fee $ 2,500 additional annual retainer

Audit Chairman Fee $ 1,000 additional annual retainer

CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Fund, the investment adviser and the Distributor have adopted a code of ethics (each, a “Code” and together, the “Codes”).

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Distributor or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by the investment adviser, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.

PROXY VOTING

The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the investment adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the investment adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. The investment adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.

The investment advisers has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

The investment adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the investment adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. the investment adviser believes that consistently voting in accordance with their stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The investment adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds has of yet no proxy voting record.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of [_____________], 2007, no person owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund.

INVESTMENT ADVISORY SERVICES

MBIA Capital Management Corp. (“MBIA-CMC” or the “Adviser”) a registered investment adviser located at 113 King Street, Armonk, New York 10504 serves as the investment adviser to the Funds. Adviser is a wholly-owned subsidiary of MBIA Asset Management, LLC, which in turn is wholly owned by MBIA, Inc., a Connecticut corporation, whose common stock is a publicly traded on the New York Stock Exchange under the symbol “MBI.”

Several affiliates of the investment adviser are also engaged in the investment advisory business. MBIA Municipal Investors Service Corp. is a registered investment adviser serving the short and intermediate investment needs of governmental and institutional investors through pooled investment programs and separate account management. MBIA Investment Management Corp. offers guaranteed investment agreements, flexible repurchase agreements and forward delivery agreements for bond proceeds and other dedicated funds. Both are subsidiaries of MBIA Asset Management, LLC.

Pursuant to an investment advisory agreement between the Trust and the Adviser dated __________, the Adviser manages the assets of the Funds (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of their assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 50%, 0.50%, 0.40% and 0.40% of the average daily net assets of the High Yield Fund, Inflation Protection Fund, Core Plus Fund and Municipal Fund, respectively.

The Adviser has contractually agreed to waive a portion of its investment advisory fee and/or reimburse other operating expenses in order to limit total annual operating expenses less any class specific expenses (such as Rule 12b-1 fees, shareholder servicing fees or transfer agency fees) to 0.70%, 0.85%, 0.65% and 0.65% for the High Yield Fund, Inflation Protection Fund, Core Plus Fund and Municipal Fund respectively (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2010, unless the Board of Trustees approves its earlier termination. Each Fund will carry forward, for a period not to exceed three (3) years from the year in which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and, subject to Board approval, repay the Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectuses.

Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of each Fund, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the prospectuses and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Funds. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with the Adviser and the salaries of all personnel of the Adviser performing services for each Fund relating to research, statistical and investment activities are paid by the Adviser.

Each class of shares of the Funds pays its respective pro-rata portion of the advisory fee payable by the Fund.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated [_________], 2007, PFPC Inc. (“PFPC”) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and directors’ and officers’/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files, and providing executive and administrative services to support the Independent Trustees. PFPC also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [INSERT NAME], [INSERT ADDRESS], serves as the independent registered public accounting firm to the Trust.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

CUSTODIAN. PFPC Trust Company, Tinicum Boulevard, Philadelphia, PA 19153, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, PA 19406, serves as the Trust’s Transfer Agent and Dividend Paying Agent.

PORTFOLIO MANAGERS

The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectuses under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)

“Other Accounts Managed.” Other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the funds for the fiscal year ended January 1, 2007;

(ii)

“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)

“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended January 1, 2007;

(iv)

“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of January 1, 2007

Other Accounts Managed (As of January 1, 2007).

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
E. Gerard Berrigan	3	6,710	0	0
Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Robert T. Claiborne	6	2,538	1	525
Registered Investment Companies:	1	96	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	5	2,442	0	0
Gautam Khanna,
Registered Investment Companies:	1	96	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:
Jason Celente	19	818	0	0
Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

Material Conflicts of Interest. MBIA-CMC provides advisory services to other clients which invest in securities of the same type that the Fund invests in (ie: fixed income securities, municipal obligations). These include certain managed accounts which are affiliates of MBIA-CMC. The investment adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The investment adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.

Compensation. MBIA-CMC, compensates the Funds’ portfolio managers for their management of the Funds. Compensation is comprised of a fixed base salary and discretionary performance bonus that is based on the overall success of the firm, and the individual’s responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional’s own self-assessment of their work during the year relative to their responsibilities and also includes supervisor evaluation. The Adviser’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards. Additionally, there is a long-term incentive plan, in which employees are eligible for participation at the Vice President level and above. Total compensation of a Fund’s portfolio managers is not related to a Fund’s performance.

Ownership of Securities (As of January 1, 2007). No portfolio manager beneficially owned equity securities in the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.

While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.

The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds’ Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Retail Class shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ Institutional Class shares.

The Distribution Agreement became effective as of [__________] and continues in effect for a period of two years. Thereafter, the agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a Rule 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days written notice to the Distributor; or (ii) by the Distributor on sixty (60) days written notice to the Fund. The Distributor will be compensated for distribution services according to the Retail Class Rule 12b-1 Plan regardless of the Distributor’s expenses.

The Retail Class Rule 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Retail Class Rule 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of the Retail Class shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.

Under the Retail Class Rule 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Retail Class shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Rule 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

CAPITAL STOCK AND OTHER SECURITIES

The Trust issues and offers separate classes of shares of each Fund: Institutional Class shares and Retail Class shares. The shares of each Fund, when issued and paid for in accordance with the prospectuses, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Retail Shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid.

The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Retail Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectuses.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectuses.

PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange is open for business.

In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends from the Funds’ net investment income are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, if any, after deducting any available capital loss carryovers, are declared and paid annually.

A dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAXATION OF THE FUNDS

GENERAL. This tax discussion is a general and abbreviated summary of the applicable tax implications of an investment in a Fund. The tax discussion is included for general informational purposes only and may not be relied upon as tax advice. The summary is based on the current federal tax laws (the Code, regulations and cases), which laws and the interpretation thereof is subject to change by legislative, administrative or judicial action at any time. The summary does not address or analyze any potential state, local or foreign tax consequences of an investment in a Fund, which laws may materially differ from the federal rules as set forth herein. A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

No Fund has requested or will request an advance ruling from the Internal Revenue Service as to the federal income tax matters described below. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Each shareholder and prospective shareholder are urged and advised to consult his/her own tax advisor with respect to the particular tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as a regulated investment company (“RIC”). To qualify or continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts and net income derived from interests in qualified publicly traded partnerships) derived with respect to its business of investing in securities, stocks or foreign currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of (i) any one issuer, (ii) any two or more issuers that a Fund controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses or (iii) one or more “qualified publicly traded partnerships.” In general, for purposes of the 90% gross income requirement described in paragraph (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by a RIC. However, for taxable years of a RIC beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (2) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

TAXATION OF A FUND AND DISTRIBUTIONS. If a Fund fails to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. In general, each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Each Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain income for the one-year period ending on October 31st of that year, plus certain other amounts (generally, all ordinary income and capital gains for previous years that were not distributed during such years). No assurances can be given that a Fund will not be subject to the excise tax.

Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder’s income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the shareholder has owned shares in a Fund. Under present law, an individual’s long-term capital gains are taxed at a stated maximum rate of 15%.

If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectuses, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder’s tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.

If a Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund received from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31st of that year even if they are paid by the Fund during the following January whether in cash or additional shares of a Fund. Accordingly, such distributions will be taxed to the shareholders in the year in which that December 31st falls.

Shareholders should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

SALES, EXCHANGES OR REDEMPTIONS. Upon a sale of shares in the Fund, a shareholder will realize taxable gain or loss depending upon his or her basis in the shares. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, the gain or loss will be treated as long term capital gain if the shares have been held for more than twelve months. Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares. Any loss realized on a sale of shares will be disallowed to the extent the shares purchased within a period of 61 days beginning 30 days before and ending 30 days after shares are bought or sold. In such case, the basis of the shares will be adjusted to reflect the disallowed loss. Capital losses are generally deductible only against capital gains except individuals may deduct up to $3,000 of a capital loss against ordinary income.

Each Fund that invests primarily in bonds or securities, where it is permitted, may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Fund must take into account the original issue discount (“OID”) that accrues on the securities or bonds during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any OID, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain potentially requiring additional distributions. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In those Funds where it is permissible, bonds or securities may be purchased with “market discount.” For these purposes, market discount is the amount by which a bond’s or a security’s purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with OID, the sum of its issue price plus accrued OID, except that market discount on any bond or security is disregarded if the total market discount for such bond or security is less than the product of (1) 1/4 of 1% of the stated redemption price at maturity multiplied by (2) the number of complete years to maturity after the bond is acquired is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond or security (other than a bond or security with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s or security’s accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Interest and dividends received by a Fund primarily investing in bonds or securities, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign shareholders.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by an Equity Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, “foreign taxes”) that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign shareholders.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Fund. If the election is made, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax. Any Fund making the election will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Fund makes this election, individual shareholders who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.

To the extent such investments are permissible by a Fund, a Fund may invest in the stock of passive foreign investment companies (“PFICs”). A PFIC is a foreign corporation – other than a “controlled foreign corporation” (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by “U.S. shareholders,” defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder – that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or of any gain from disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro-rata share of the QEF’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Alternatively, a Fund may elect to mark-to-market its marketable stock in any PFIC.” Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over such Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by such Fund for prior taxable years. A Fund’s adjusted basis in each PFIC’s stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income.

To the extent that any Fund may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING TRANSACTIONS. To the extent such investments are permissible for a Fund, use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. Any Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to such Fund, cause adjustments in the holding periods of such Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Any covered call writing activities permissible are likely to trigger the federal income tax straddle rules, which require that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which are generally excepted from the straddle rules; however, the holding period on stocks underlying qualified covered calls that are in the money will nonetheless be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term, and distributions that would otherwise constitute long-term capital gains to be treated as short-term, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply) (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be “marked-to-market” (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Fund in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and ordinary losses. See Code Section 988 discussion below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of a Fund on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, “substantially identical property” held by the Fund has a long-term holding period.

WASH SALES. A Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to “wash sales.” In general, the “wash sale” rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by a Fund from the sale of a security if within 30 days before or 30 days after the sale, that Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest. Section 1092 defines a “straddle” as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain “wash sale” rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” (see above) rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions may not be entirely clear in all instances.

CONSTRUCTIVE SALE. If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. A Fund may be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

STATE AND LOCAL TAXES. Shortly after the end of each year, a Fund will calculate the federal income tax status of all distributions made during the year. In addition to the federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in a Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder’s share of the taxable income or loss of a Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Adviser attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. In that event, the Adviser will consider whether it is in the best interest of a Fund to continue to hold the securities.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.

Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Short-Term Credit Ratings

Moody’s

Moody’s employs the following:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” - Obligations are regarded as having speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

“B-2” - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative - grade capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

“B-3” - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weak capacity to meet its financial commitments over the short-term compared to other speculative - grade obligations.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Fitch

Fitch short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“RD” - Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

“D” - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” - This designation indicates that Fitch does not publicly rate the issuer or issue in question.

“Withdrawn” - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

Long-Term Credit Ratings

Moody’s

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C”

rating also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“N. R.” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the issuer or issue in question.

Notes to Short-Term and Long-Term Credit Ratings

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.

S&P

Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•

“Positive” means that a rating may be raised.

•

“Negative” means that a rating may be lowered.

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“Stable” means that a rating is not likely to change.

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“Developing” means a rating may be raised or lowered.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

Municipal Note Ratings

Moody’s

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by S&P for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B
PROXY VOTING POLICY

MBIA CAPITAL MANAGEMENT CORP.

Introduction

This Proxy Voting Policy ("Policy") for MBIA Capital Management Corp. ("MBIA-CMC") reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan's participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. MBIA-CMC will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, MBIA will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, MBIA-CMC will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.

Registered investment companies that are advised by MBIA-CMC as well as certain of our advisory clients: may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by MBIA-CMC in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.

Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy ,proposals that would change the existing status of a corporation will be reviewed carefully and supported only y when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that, our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.

Additionally, situations may arise that involve an actual or-perceived conflict of interest. For example, we may manage- assets of a pension plan of a company whose management is soliciting proxies, or a MBIA-CMC employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote proxies must be based on our clients' best interests and not the product of the conflict.

This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.

The provisions of this Policy will be deemed applicable to decisions similar to voting proxies, such as tendering of securities, voting consents to corporate actions, and solicitations with respect to fixed income securities, where MBIA may exercise voting authority on behalf of clients.

Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:

A Social Issues,

B. Financial/Corporate Issues, and

C. Shareholder Rights.

Finally, Section III of the Policy describes the procedures to be followed casting: a vote pursuant to these guidelines.

SECTION I

ROUTINE MATTERS

Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

1.

They do not measurably change the structure, management control, or operation of the corporation.

2.

They are consistent with industry standards as well as the corporate laws of the state of incorporation.

Voting Recommendation

MBIA-CMC will normally support the following routine proposals:

1.

To increase authorized common shares.

2.

To -increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.

To elect or re-elect directors.

4

To appoint or elect auditors.

5.

To approve indemnification of directors and limitation of directors' liability.

6.

To establish compensation levels.

7.

To establish employee stock purchase or ownership plans.

8.

To set time and location of annual meeting.

SECT ION II

NON-ROUTINE PROPOSALS

A.

Social Issues

Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation's internally adopted policies are ill advised or misguided.

Voting Recommendation

If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

1.

To enforce restrictive energy policies.

2.

To place arbitrary restrictions on military contracting.

3,

To bar or place arbitrary restrictions on trade with other countries.

4.

To restrict the marketing of controversial products.

5.

To limit corporate political activities.

6.

'To bar or restrict charitable contributions.

7.

To enforce a general policy regarding human rights based on arbitrary parameters.

8.

To enforce a general policy regarding employment practices based -on arbitrary parameters.

9.

To enforce a general policy regarding animal rights based on arbitrary parameters.

10.

To place arbitrary restrictions on environmental practices.

B.

Financial/Corporate Issues

Proposals in this category are usually offered by management and seek to change a corporation's legal, business or financial structure.

Voting, Recommendation

We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:

1.

To change the state of incorporation.

2.

To approve mergers, acquisitions or dissolution.

3.

To institute indenture changes.

4.

To change capitalization.

C.

Shareholder Rights

Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.

We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Voting Recommendation

We will generally vote for ;he following management proposals:

1.

To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.

To institute staggered board of directors.

3.

To ,require shareholder approval of not more than 66 70% for a proposed amendment to the corporation's by-laws.

4.

To eliminate cumulative voting.

5.

To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company's ability to make greenmail payments.

6.

To create a dividend reinvestment program.

7.

To eliminate preemptive rights.

8.

To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

We will generally vote against the following management proposals:

1.

To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation's by-laws ("super-majority provisions").

2.

To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula ("fair price amendments").

3.

To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.

To prohibit replacement of existing members of the board of directors.

5.

To eliminate shareholder action by written consent without a shareholder meeting.

6.

To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7.

To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known. as a "poison pill").

8.

To limit the ability of shareholders to nominate directors.

We will generally vote for the following shareholder proposals:

1.

To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2.

To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3.

To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4.

To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

5.

To permit shareholders to participate in formulating management's proxy and the opportunity to discuss and evaluate management's director nominees, and/or to nominate shareholder nominees to the board

6.

To require that the board's audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7.

To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

8.

To create a dividend reinvestment program.

9.

To recommend that votes to "abstain" not be considered votes "cast" at an annual meeting or special meeting, unless required by state, law.

10.

To require that "golden parachutes" be submitted for shareholder ratification.

We will generally vote against the following shareholder proposals:

1.

To restore preemptive rights.

2,

To restore cumulative voting.

3.

To require annual election of directors or to specify tenure.

4.

To eliminate a staggered board of directors.

5.

To require confidential voting.

6.

To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the .board.

7.

To dock director pay for failing to attend .board meetings.

SECTION III

VOTING PROCESS

MBIA-CMC will designate a portfolio manager (the Proxy Voting Portfolio Manager), who is responsible for voting proxies for all advisory accounts and who will generally vote proxies in accordance with these guidelines. Where MBIA-CMC is serving as investment adviser or sub-adviser for a registered investment company (the “Fund”), the Proxy Voting Portfolio Manager will be a portfolio manager for the Fund. In circumstances in which 1) the subject matter of the vote is not covered by these guidelines, 2) a material conflict of interest is present or, 3) we believe it may be necessary, in the best interests of shareholders, to vote contrary to our general guidelines, the Proxy Voting Portfolio Manager will discuss the matter with the President and Chief Investment Officer of MBIA-CMC, who will be responsible for making the definitive determination as to how the proxy matter will be voted. The President/Chief investment officer may consult with the General Counsel, the CCO, or other investment personnel in making this determination.

Determinations with respect to proxy votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

Any questions regarding this Policy may be directed to the General Counsel of MBIA-CMC.

Approved:

FUND VANTAGE TRUST

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(i)

Agreement and Declaration of Trust is filed herewith.

(a)(ii)

Certificate of Trust is filed herewith.

(b)

By-Laws are filed herewith.

(c)

See Articles 3, 7 and 8 of the Agreement and Declaration of Trust filed as exhibit 23(a)(i) hereto.

(d)

Form of Investment Advisory Agreement is filed herewith.

(e)

Form of Distribution Agreement to be filed by amendment.

(f)

Not applicable.

(g)

Form of Custodian Services Agreement to be filed by amendment.

(h)(i)

Form of Transfer Agency Services Agreement to be filed by amendment.

(h)(ii)

Administration and Accounting Services Agreement to be filed by amendment.

(i)

Legal Opinion of Pepper Hamilton LLP to be filed by amendment.

(j)

Consent of PricewaterhouseCoopers LLP to be filed by amendment.

(k)

Not applicable.

(l)

Form of Initial Capital Agreement to be filed by amendment.

(m)

Form of Plan of Distribution Pursuant to Rule 12b-1 to be filed by amendment.

(n)

Form of Multiple Class Plan Pursuant to Rule 18f-3 to be filed by amendment.

(o)

[RESERVED]

(p)(i)

Code of Ethics of the Registrant to be filed by amendment.

(p)(ii)

Code of Ethics of MBIA Capital Management Corp. (“MBIA-CMC”) to be filed by amendment.

Item 24.

Persons Controlled by or Under Common Control with the Trust.

Not applicable.

Item 25.

Indemnification.

The Trust’s Agreement and Declaration of Trust (the “Agreement”) and By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article 5 and 9 of the Agreement which has been incorporated by reference as Exhibit 23(a)(1) and the Trust’s By-laws which have been incorporated by reference as Exhibit 23(b).

Item 26.

Business and Other Connections of Investment Adviser.

MBIA-CMC is a direct wholly owned subsidiary of MBIA Asset Management LLC, a Delaware limited liability company with principal offices at 113 King Street, Armonk, NY, 10504 and an indirect wholly-owned subsidiary of MBIA Inc. ("MBIA"), a Connecticut corporation with principal offices at the same address. MBIA Inc. is a publicly held NYSE listed company and reporting company under the Securities Exchange Act of 1934. The following is a list of other substantial business activities in which directors or officers of MBIA-CMC engaged as director, officer, employee, partner, or trustee are engaged.

The directors and officers of MBIA-CMC are provided on MBIA-CMC’s most recently filed Schedule A of Form ADV (IARD No. 37214), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of MBIA-CMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with MBIA-CMC	Other Substantial Business Activities
Clifford D. Corso	President, Director	Chief Investment Officer, MBIA Insurance
Leonard I. Chubinsky	Secretary	Assistant General Counsel, MBIA Insurance
William C. Fallon	Director	Head of Structured Finance, MBIA Insurance

Item 27.

Principal Underwriter.

(a)

PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 2, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Funds

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)

The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly owned subsidiary of PFPC, Inc. and an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name

Position(s) with Distributor

Brian Burns

Chairman; Director; President; Chief Executive Officer

Michael Denofrio

Director

Nicholas Marsini

Director

Rita G. Adler

Chief Compliance Officer

John Munera

Anti-Money Laundering Officer

Jodi Jamison

Chief Legal Officer

Bradley A. Stearns

Secretary; Clerk

Julie Bartos

Assistant Secretary; Assistant Clerk

Amy Brennan

Assistant Secretary; Assistant Clerk

Craig Stokarski

Treasurer; Chief Financial Officer; Financial & Operations Principal

Maria Schaffer

Assistant Treasurer; Controller

Bruno Di Stefano

Vice President

Susan K. Moscaritolo

Vice President

(c)

Not applicable.

Item 28.

Locations of Accounts and Records.

All accounts and records are maintained by the Trust, or on its behalf by PFPC, administrator, transfer agent, dividend-paying agent and accounting services agent.

Item 29.

Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.

Undertakings.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, State of Delaware on the 7th day of March 2007.

FUNDVANTAGE TRUST

By:	/s/ JOEL WEISS
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ ROBERT J. CHRISTIAN	Chairman of the Board and Trustees	March 7 , 2007
Robert J. Christian

/s/ IQBAL MANSUR	Trustee	March 7, 2007
Iqbal Mansur

/s/ NICHOLAS M. MARSINI, JR.	Trustee	March 7 , 2007
Nicholas M. Marsini, Jr

/s/ JAMES SHAW	Treasurer and CFO	March 7 , 2007
James Shaw

/s/ JOEL WEISS	President and CEO	March 7 , 2007
Joel Weiss